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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use this information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Annual Report to Shareholders

Annual Report

December 31, 2008

December 31, 2008

Dear Participant:

This is no exaggeration: 2008 was one of the most difficult years investors have ever experienced. After a reasonable first half, the second six months took hold and ruined the year as a whole. The S&P 500 was down 37% for 2008. Generally speaking, the various style indices – growth, value, small, large, international – were all down in similar magnitude (although interestingly enough, US stocks fared better than their comparable international counterparts).

Despite the difficulties of 2008, the Dual Strategy Fund maintains its long term commitment to high quality, large capitalization stocks with half of the portfolio following a value strategy and half, the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, and WEDGE Capital Management of Charlotte, North Carolina, share equally the value duties.

In similar fashion, Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon split the growth side. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of the outlook of the value advisors, WEDGE and Todd:

Given the massive liquidity that is now being pumped into major economies worldwide...it would seem only a matter of time before the credit markets thaw...From that point, economic growth should begin to move...When the market begins to sense the economic “light at the end of the tunnel”...the massive cash hoards now hiding out on the sidelines...will likely begin to move, in a series of waves, back into equities. (WEDGE)

And

When we consider investing in the market, particularly at turning points, we are looking for three things; valuation, sentiment and available liquidity. Currently, all three are favorable for long-term investors. Our measure of valuation is Price/Intrinsic Value. By this measure, the S&P 500 is the most attractive it has been since 1976. (Todd)

Likewise, the following are samples of how the growth advisors, Renaissance and Quest, see the future:

Historically, the first year after bear markets has seen strong growth in stock prices...and in most of these cases stocks advanced in spite of investor fear and uncertainty...stocks have historically managed to perform well despite bad news...This suggests that the poor environment for corporate earnings in 2008 might be followed by good stock-market performance in 2009. (Renaissance)

And

Quest’s top-down game plan concludes that the U.S. stock market, like horseshoes, is “close enough” to a bottom. Close enough to limit portfolio cash, scale in buys and look for swaps within existing holdings...(there have been) ten recessions since WWII and...the average market return one year after the market low was plus 32%. (Quest)

Year after year, the Dual Strategy Fund tries to capture the best ideas from the two basic and historic investment themes, growth and value. There are no guarantees in stock investing, but we continue to believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President
American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Financial Statements

December 31, 2008

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders

American Fidelity Dual Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Oklahoma City, Oklahoma

February 10, 2009

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
December 31, 2008
Assets
Investments, at fair value (cost $142,713,734)	$119,465,472
Accrued interest and dividends	213,252
Accounts receivable for shares sold	10,510
Total assets	119,689,234
Liabilities
Accounts payable for securities purchased	470,777
Total liabilities	470,777
Net assets	$119,218,457
Composition of net assets:
Net capital paid in on shares of capital stock	$164,369,425
Undistributed net investment income	2,230,811
Accumulated net realized losses	(24,133,517)
Unrealized depreciation on investments	(23,248,262)
Net assets (equivalent to $7.043 per share based on
16,926,368 shares of capital stock outstanding)	$119,218,457
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Year ended December 31, 2008
Investment income:
Income:
Dividends (net of foreign taxes paid of $59,814)	$2,953,075
Interest	201,434
3,154,509
Expenses:
Investment advisory fees	826,065
Net investment income	2,328,444
Realized losses on investments:
Proceeds from sales	141,600,602
Cost of securities sold	(164,695,547)
Net realized losses on investments	(23,094,945)
Unrealized depreciation on investments, end of year	(23,248,262)
Unrealized appreciation on investments, beginning of year	32,170,322
Change in unrealized depreciation on investments	(55,418,584)
Net decrease in net assets resulting from operations	$(76,185,085)
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Years ended December 31, 2008 and 2007
	2008	2007
Increase (decrease) in net assets from operations:
Net investment income	$2,328,444	2,569,373
Net realized gains (losses) on investments	(23,094,945)	11,024,566
Change in unrealized appreciation (depreciation) on investments	(55,418,584)	5,442,916

Net increase (decrease) in net assets resulting
from operations	(76,185,085)	19,036,855

Distributions to shareholders:
Investment income	(2,600,000)	(2,500,000)
Capital gains	(4,300,000)	—

Total distributions to shareholders	(6,900,000)	(2,500,000)

Changes from capital stock transactions	21,666	(9,837,783)

Increase (decrease) in net assets	(83,063,419)	6,699,072

Net assets, beginning of year	202,281,876	195,582,804

Net assets, end of year	$119,218,457	202,281,876

Undistributed net investment income	$2,230,811	2,502,367
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
December 31

	2008	2007	2006	2005	2004

Per share data (1):
Net investment income	$0.142	0.153	0.134	0.116	0.129
Net realized and unrealized (losses) gains from securities	(4.877)	0.958	0.890	0.251	0.640
	(4.735)	1.111	1.024	0.367	0.769

Distributions – investment income	(0.164)	(0.152)	(0.133)	(0.129)	(0.098)
Distributions – capital gains	(0.270)	—	—	—	—

Net (decrease) increase in net asset unit value	(5.169)	0.959	0.891	0.238	0.671

Net asset unit value, beginning of period	12.212	11.253	10.362	10.124	9.453

Net asset unit value, end of period	$7.043	12.212	11.253	10.362	10.124

Net assets outstanding, end of period	$119,218,457	202,281,876	195,582,804	202,228,777	207,392,015

Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.39%	1.28%	1.24%	1.15%	1.35%
Portfolio turnover rate	84.35%	67.69%	95.38%	117.47%	70.81%
Total return (2)	(38.60%)	9.90%	9.89%	3.66%	8.16%

(1) Per share calculations were performed using the average shares outstanding method.
(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Ross Stores, Inc.	14,850	$441,491	0.37%
The Gap, Inc.	10,300	137,917	0.12%
		579,408	0.49%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	4,500	151,425	0.13%
Autozone, Inc.*	6,141	856,485	0.72%
		1,007,910	0.85%
Building Materials and Gardening Supplies:
Lowe's Companies, Inc.	16,760	360,675	0.30%
The Sherwin-Williams Company	2,300	137,425	0.12%
		498,100	0.42%
Business Services:
Activision Blizzard, Inc. *	50,190	433,642	0.36%
Adobe Systems Incorporated*	14,815	315,411	0.27%
Affiliated Computer Services, Inc.*	21,132	971,015	0.82%
Automatic Data Processing, Inc.	23,015	905,410	0.76%
Cerner Corporation *	3,321	127,692	0.11%
Equifax Inc.	5,700	151,164	0.13%
Fiserv, Inc.*	6,300	229,131	0.19%
Google Inc. *	400	123,060	0.10%
Intuit Inc.*	9,000	214,110	0.18%
Microsoft Corporation	110,484	2,147,809	1.80%
Oracle Corporation*	123,526	2,190,116	1.84%
Salesforce.com, Inc. *	7,555	241,836	0.20%
Symantec Corporation*	27,485	371,597	0.31%
Western Union Company	21,730	311,608	0.26%
		8,733,601	7.33%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	24,539	$1,309,646	1.10%
Air Products & Chemicals, Inc.	2,200	110,594	0.09%
Amgen Inc.*	17,317	1,000,057	0.84%
AstraZeneca PLC**	12,400	508,772	0.43%
Avon Products, Inc.	31,011	745,194	0.63%
Bristol-Myers Squibb Corporation	35,138	816,959	0.69%
Colgate Palmolive Company	9,493	650,650	0.55%
E.I. du Pont de Nemours and Company	4,300	108,790	0.09%
Eastman Chemical Company	3,600	114,156	0.10%
Ecolab Inc.	3,820	134,273	0.11%
Gilead Sciences, Inc.*	18,237	932,640	0.78%
GlaxoSmithKline plc**	13,991	521,445	0.44%
Johnson & Johnson	34,037	2,036,434	1.71%
Lilly, Eli and Company	16,533	665,784	0.56%
Monsanto Company	10,167	715,248	0.60%
Novartis AG – ADR**	18,800	935,488	0.78%
Pfizer, Inc.	28,600	506,506	0.42%
PPG Industries, Inc.	2,400	101,832	0.09%
Praxair, Inc.	20,128	1,194,798	1.00%
Proctor & Gamble Company	16,210	1,002,102	0.84%
Sanofi-Aventis **	15,300	492,048	0.41%
Teva Pharmaceutical Industries Limited**	7,675	326,725	0.27%
The Lubrizol Corporation	3,100	112,809	0.09%
Wyeth	13,800	517,638	0.43%
		15,560,588	13.05%
Coal Mining:
Peabody Energy Corporation	8,840	201,110	0.17%
		201,110	0.17%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Communications:
AT&T, Inc.	37,191	$1,059,944	0.89%
NII Holdings, Inc.*	10,700	194,526	0.16%
Qwest Communications International Inc.	59,800	217,672	0.18%
The DirecTV Group, Inc*	6,200	142,042	0.12%
		1,614,184	1.35%
Depository Institutions:
Barclays PLC**	29,330	287,434	0.24%
Credit Suisse Group**	9,700	274,122	0.23%
JPMorgan Chase & Co.	27,690	873,065	0.73%
State Street Corporation	10,647	418,747	0.35%
U.S. Bancorp	6,680	167,067	0.14%
Wells Fargo & Company	48,445	1,428,159	1.20%
		3,448,594	2.89%
Durable Goods, Wholesale:
BorgWarner, Inc.	7,900	171,983	0.14%
Reliance Steel & Aluminum Co.	4,500	89,730	0.08%
		261,713	0.22%
Eating and Drinking Places:
McDonald’s Corporation	38,100	2,369,439	1.98%
Yum! Brands, Inc.	35,405	1,115,258	0.94%
		3,484,697	2.92%
Educational Services:
Apollo Group, Inc.*	15,567	1,192,743	1.00%
ITT Educational Services, Inc. *	5,605	532,363	0.45%
		1,725,106	1.45%
Electric, Gas, and Sanitary Service:
Ameren Corporation	5,300	176,278	0.15%
Dominion Resources, Inc.	33,600	1,204,224	1.01%
DTE Energy Company	5,200	185,484	0.16%
Edison International	5,800	186,296	0.16%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Entergy Corporation	2,300	$191,199	0.16%
NiSource Inc.	16,300	178,811	0.15%
Pinnacle West Capital Corporation	6,300	202,419	0.17%
Progress Energy, Inc.	4,800	191,280	0.16%
Public Service Enterprise Group Incorporated.	6,100	177,937	0.15%
SCANA Corporation	5,500	195,800	0.16%
The Southern Company	8,515	315,055	0.26%
		3,204,783	2.69%
Electronic and Other Electric Equipment:
Altera Corporation	13,500	225,585	0.19%
Amphenol Corporation	22,300	534,754	0.45%
Cisco Systems, Inc.*	79,780	1,300,414	1.09%
Emerson Electric Company	18,100	662,641	0.56%
General Electric Company	24,100	390,420	0.32%
Harris Corporation	15,557	591,944	0.50%
Intel Corporation	27,760	406,962	0.34%
L-3 Communications Holdings, Inc.	3,056	225,472	0.19%
Qualcomm Incorporated	32,155	1,152,113	0.97%
		5,490,305	4.61%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd.**	50,575	1,658,354	1.39%
Celegene Corporation*	6,195	342,459	0.29%
Jacobs Engineering Group Inc. *	6,165	296,537	0.25%
Paychex, Inc.	7,700	202,356	0.17%
		2,499,706	2.10%
Fabricated Metal Products:
Ball Corporation	2,900	120,611	0.10%
Illinois Tool Works, Inc.	19,600	686,980	0.58%
		807,591	0.68%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Food and Kindred Products:
Bunge Limited**	5,300	$274,381	0.23%
Coca-Cola Company, The	5,155	233,367	0.20%
Fomento Economico Mexicano, S.A. de C.V.**	825	24,857	0.02%
General Mills, Inc.	32,417	1,969,333	1.65%
H.J. Heinz Company	14,621	549,750	0.46%
Kellogg Company	11,136	488,314	0.41%
Kraft Foods Inc.	29,500	792,075	0.66%
PepsiCo, Inc.	25,485	1,395,813	1.17%
		5,727,890	4.80%
Food Stores:
The Kroger Co.	31,768	838,993	0.70%
		838,993	0.70%
Forestry:
Weyerhaeuser Company	3,865	118,308	0.10%
		118,308	0.10%
Furniture and Fixtures:
Johnson Controls, Inc.	9,900	179,784	0.14%
Leggett & Platt, Incorporated	9,100	138,229	0.12%
Masco Corporation	28,420	316,315	0.27%
		634,328	0.53%
General Merchandise:
BJ's Wholesale Club, Inc.*	3,600	123,336	0.10%
Costco Wholesale Corporation	6,955	365,137	0.31%
Target Corporation	19,900	687,147	0.58%
The TJX Companies, Inc.	17,665	363,369	0.30%
Wal-Mart Stores, Inc.	12,261	687,352	0.58%
		2,226,341	1.87%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Health Services:
Express Scripts, Inc.*	13,331	$732,938	0.62%
Laboratory Corp of America Holdings*	12,080	778,073	0.65%
		1,511,011	1.27%
Home Furniture and Equipment:
Best Buy Company, Inc.	42,775	1,202,405	1.01%
GameStop Corporation*	5,800	125,628	0.10%
		1,328,033	1.11%
Industrial Machinery and Equipment:
3M Company	2,900	166,866	0.14%
Apple Computer, Inc.*	5,980	510,393	0.43%
Applied Materials, Inc.	64,000	648,320	0.54%
Cameron International Corporation*	16,109	330,235	0.28%
Caterpillar Inc.	9,045	404,040	0.34%
Cummins Engine, Inc.	29,131	778,672	0.65%
Deere & Company	6,340	242,949	0.20%
Dell Inc.*	33,000	337,920	0.28%
Eaton Corporation	4,000	198,840	0.17%
Flowserve Corporation	11,111	572,217	0.48%
Hewlett-Packard Company	60,049	2,179,178	1.83%
International Business Machines Corporation	16,433	1,383,001	1.16%
Parker-Hannifin Corporation	4,750	202,065	0.17%
Pitney Bowes, Inc.	7,400	188,552	0.16%
Terex Corporation *	10,400	180,128	0.15%
Varian Medical Systems, Inc.*	12,477	437,194	0.37%
		8,760,570	7.35%
Instruments and Related Products:
Alcon, Inc.**	2,260	201,569	0.17%
Baxter International Inc.	24,922	1,335,570	1.12%
Becton Dickinson & Company	9,418	644,097	0.54%
C.R. Bard, Inc.	4,760	401,078	0.34%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Danaher Corporation	13,585	$769,047	0.65%
FLIR Systems, Inc.*	8,100	248,508	0.21%
Rockwell Collins, Inc.	6,200	242,358	0.20%
St. Jude Medical, Inc.*	15,515	511,374	0.43%
Xerox Corporation	24,700	196,859	0.16%
		4,550,460	3.82%
Insurance Carriers:
Ace LTD.**	4,800	254,016	0.21%
Aetna, Inc.	26,962	768,417	0.64%
Aflac Incorporated	21,400	980,976	0.82%
Allianz SE**	27,800	301,074	0.25%
Allstate Corporation	25,700	841,932	0.71%
Assurant, Inc.	10,700	321,000	0.27%
Humana Inc. *	14,500	540,560	0.45%
ING Groep N.V.**	26,500	294,150	0.25%
Lincoln National Corporation	15,400	290,136	0.24%
Metlife Capital Trust, Inc.	7,700	268,422	0.23%
Prudential Financial, Inc.	8,900	269,314	0.23%
The Chubb Corporation	5,400	275,400	0.23%
The Traverlers Companies, Inc.	5,600	253,120	0.22%
Wellpoint, Inc.*	20,143	848,625	0.71%
		6,507,142	5.46%
Leather and Leather Products:
Coach, Inc.*	23,622	490,629	0.41%
		490,629	0.41%
Metal Mining:
BHP Billiton Limited **	3,145	134,921	0.11%
Freeport-McMoran Copper & Gold Inc.	4,200	102,648	0.09%
		237,569	0.20%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Mining, Quarry, NonMetal Minerals:
Potash Corporation of Saskatchewan Inc. **	1,800	$131,796	0.11%
		131,796	0.11%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	4,900	142,933	0.12%
Tyco International Ltd.**	8,500	183,600	0.15%
		326,533	0.27%
Miscellaneous Retail:
Dollar Tree, Inc.*	11,665	487,597	0.41%
CVS Corporation	28,415	816,647	0.69%
priceline.com Incorporated*	2,200	162,030	0.13%
		1,466,274	1.23%
Motion Pictures:
Discovery Communications Inc-A*	11,200	158,592	0.13%
The Walt Disney Company	18,065	409,895	0.35%
		568,487	0.48%
Motor Freight Transportation, Warehouse:
J.B. Hunt Transport Services, Inc.	10,205	268,085	0.22%
		268,085	0.22%
Nondepository Institutions:
American Express Company	14,400	267,120	0.22%
		267,120	0.22%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	14,600	520,636	0.44%
Cardinal Health, Inc.	11,500	396,405	0.33%
McKesson Corporation	28,500	1,103,805	0.93%
Nike, Inc.-Class B	22,287	1,136,637	0.95%
		3,157,483	2.65%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Oil and Gas Extraction:
Apache Corporation	11,743	$875,205	0.73%
Chesapeake Energy Corporation	12,925	208,997	0.17%
Eni S.p.A**	7,600	363,432	0.31%
ENSCO International Incorporated	9,000	255,510	0.21%
Halliburton Company	18,470	335,785	0.28%
Occidental Petroleum Corporation	15,410	924,446	0.78%
Royal Dutch Shell PLC**	6,500	344,110	0.29%
Schlumberger Limited**	5,900	249,747	0.21%
Total SA**	6,600	364,980	0.31%
Transocean, Inc.* **	8,963	423,502	0.36%
XTO Energy Inc.	30,167	1,063,990	0.89%
		5,409,704	4.54%
Paper and Allied Products:
International Paper Company	10,610	125,198	0.11%
Kimberly-Clark Corporation	14,850	783,189	0.66%
Pactiv Corporation*	4,300	106,984	0.08%
		1,015,371	0.85%
Personal Services:
H&R Block, Inc.	35,081	797,040	0.67%
		797,040	0.67%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR**	7,200	336,528	0.28%
Chevron Corporation	26,874	1,987,870	1.67%
ConocoPhillips	24,800	1,284,640	1.07%
Exxon Mobil Corporation	10,415	831,429	0.70%
Marathon Oil Corporation	42,500	1,162,800	0.97%
Murphy Oil Corporation	9,599	425,716	0.36%
Sunoco, Inc.	6,805	295,745	0.25%
Valero Energy Corporation	17,000	367,880	0.31%
		6,692,608	5.61%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Primary Metal Industries:
Nucor Corporation	16,969	$783,968	0.66%
Precision Castparts Corp.	4,340	258,143	0.21%
Steel Dynamics, Inc.	8,500	95,030	0.08%
United States Steel Corporation	2,500	93,000	0.08%
		1,230,141	1.03%
Railroad Transportation:
Norfolk Southern Corporation	19,226	904,583	0.76%
Union Pacific Corporation	23,955	1,145,049	0.96%
		2,049,632	1.72%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	13,100	306,016	0.26%
Blackrock, Inc.	1,635	219,335	0.18%
Franklin Resources, Inc.	3,800	242,364	0.20%
T. Rowe Price Group, Inc.	13,295	471,175	0.40%
The Charles Schwab Corporation	26,855	434,245	0.36%
		1,673,135	1.40%
Transportation by Air:
Delta Air Lines, Inc.*	25,440	291,542	0.24%
FedEx Corporation	8,332	534,498	0.45%
		826,040	0.69%
Transportation Equipment:
Autoliv, Inc.	9,100	195,286	0.16%
Boeing Company	10,052	428,919	0.36%
General Dynamics Corporation	14,286	822,731	0.69%
Goodrich Corp	13,769	509,728	0.43%
Harsco Corporation	7,900	218,672	0.19%
Honda Motor Company LTD-Spons ADR**	19,000	405,460	0.34%
Honeywell International Inc.	23,776	780,566	0.65%
Lockheed Martin Corporation	13,892	1,168,039	0.98%
United Technologies Corporation	39,827	2,134,727	1.79%
		6,664,128	5.59%

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2008
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Water Transportation:
Carnival Corporation**	6,200	$150,784	0.13%
Overseas Shipholding Group, Inc.	4,500	189,495	0.16%
		340,279	0.29%
Total common stocks (cost $138,180,788)		114,932,526	96.41%
Short-Term Investments:
AIM Money market funds (1.108870% at	4,532,946	4,532,946	3.80%
December 31, 2008)
Total short-term investments (cost $4,532,946)		4,532,946	3.80%
Total investments (cost $142,713,734)		119,465,472	100.21%
Other assets and liabilities, net		(247,015)	(0.21%)
Total net assets		$119,218,457	100.00%

* Presently not producing dividend income
** Foreign Investments (7.92% of net assets)

			(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2008

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, FT Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

(Continued)

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2008, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $136,042,271 and $141,600,602 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at December 31, 2008 for financial reporting purposes were $5,772,677 and $29,020,939 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $144,841,465, $5,772,677, and $31,148,671, respectively, at December 31, 2008.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective January 1, 2008. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund’s current fiscal period.

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of December 31, 2008.

Level 1 – Quoted Prices	$119,465,472
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$119,465,472

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

(Continued)

During 2008, the Fund generated net capital losses for tax purposes of $21,938,596. Of these net capital losses, $9,036,658 were incurred after October 31, 2008, and for tax purposes, the Fund plans to elect for deferral of their realization until its 2009 tax year. The net capital loss carryover from 2008 will expire if not utilized by December 31, 2016 ($12,901,938) and December 31, 2017 ($9,036,658 for the post October 31, 2008 losses). The Fund’s board of directors will not distribute a realized capital gain dividend in 2009 since the Fund did not realize net capital gains in 2008.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2008 for undistributed net investment income, accumulated net realized gain, or unrealized appreciation on investments.

The Fund has no unrecognized tax positions at December 31, 2008 as a result of the provisions of Financial Standards Accounting Board Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, (FIN 48). The Fund adopted FIN 48 on January 1, 2007 and on such date, the Fund had no unrecognized income tax positions.

As of December 31, 2008, there is no accrued interest related to uncertain tax positions. The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2005 through 2008 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(e)	Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

(Continued)

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

On November 14, 2008, a distribution of $0.164 per share was declared from ordinary income, which amounts to $2,600,000. On November 15, 2007, a distribution of $0.152 per share was declared from ordinary income, which amounted to $2,500,000. On November 14, 2008, a distribution of $0.270, per share was declared from capital gains, which amounts to $4,300,000. There were no capital gains declared for 2007.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	2008	2007
Distributions to shareholders:
Dividends paid from:
Ordinary income	$2,600,000	2,500,000
Long-term capital gain	4,300,000	—
	6,900,000	2,500,000
Return of capital	—	—
Total distributions to shareholders	$6,900,000	2,500,000

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,163,622
Undistributed long-term loss	(21,938,596)
Unrealized depreciation	(25,375,994)
Distributable earnings	$(45,150,968)

(Continued)

(4)	Changes From Capital Stock Transactions

As of December 31, 2008, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2008	2007	2008	2007
Shares sold	342,430	237,188	$3,288,363	2,823,025
Shares issued in reinvestment of
dividends and distributions	1,028,316	209,450	6,900,000	2,500,000
	1,370,746	446,638	10,188,363	5,323,025
Shares redeemed	(1,008,396)	(1,263,475)	(10,166,697)	(15,160,808)
Increase (decrease) in net assets
derived from capital stock
transactions	362,350	(816,837)	$21,666	(9,837,783)

DIRECTORS AND OFFICERS

Information about the Fund’s officers and directors is set forth below. No officer or director receives any remuneration from the Fund. Members of the Fund’s Board of Directors who are not employees of American Fidelity Assurance Company receive $6,000 each from American Fidelity Assurance Company for their services as directors of the Fund and an additional $750 for each Board meeting and Audit Committee meeting or other special meeting that they attend. The Fund’s Statement of Additional Information contains additional information about the Fund’s directors. You may request a free copy of the Statement of Additional Information by following the instructions on the back of this report.

Name, Address and Age (1)	Position(s) Held with Fund; Length of Time Served	Principal Occupation(s) During Past 5 Years; Position(s) with Affiliates; Other Directorships
Officers and Interested Directors (2)
Robert D. Brearton, 59 2000 N. Classen Boulevard Oklahoma City, OK 73106	Executive Vice President and Principal Financial Officer – Since May 2006	Executive Vice President and Chief Financial Officer, American Fidelity Corporation; Executive Vice President and Chief Financial Officer, American Fidelity Assurance Company
David R. Carpenter, 58 2000 N. Classen Boulevard Oklahoma City, OK 73106	Chairman, President (Principal Executive Officer), Secretary, and Director – Since May 2006; Executive Vice President and Principal Financial Officer – February 2003 through May 2006

Executive Vice President, American Fidelity Corporation; Executive Vice President and Treasurer, American Fidelity Assurance Company; Chairman, President, Chief Executive Officer and Treasurer, American Fidelity Securities, Inc.

Stephen P. Garrett, 64 2000 N. Classen Boulevard Oklahoma City, OK 73106	Chief Compliance Officer – Since September 1, 2004; General Counsel – Since June 2, 2004	Senior Vice President and Secretary, American Fidelity Corporation; Senior Vice President, Chief Compliance Officer and Secretary, American Fidelity Assurance Company
Christopher T. Kenney, 40 2000 N. Classen Boulevard Oklahoma City, OK 73106	Assistant Compliance Officer – Since February 2008	Vice President and Chief Compliance Officer, American Fidelity Assurance Company
Independent Directors
Jo Ann Dickey, 68 12346A N. May, #245 Oklahoma City, OK 73120	Director – Since October 2006(4)	Retired Senior Vice President – Internal Audit, American Fidelity Corporation
Gregory M. Love, 47 P.O. Box 26210 Oklahoma City, OK 73126	Director – Since March 1998 (3)(4)	President and Chief Operating Officer, Love’s Development Companies
Mark H. McCubbin, 52 815 Robert S. Kerr Oklahoma City, OK 73106	Director – Since March 2007	Chief Executive Officer, McCubbin Hosiery, LLC
G. Rainey Williams, Jr., 48 6301 N. Western Suite 200 Oklahoma City, OK 73118	Director –Since March 1998(3)(4)	President and Chief Operating Officer, Marco Holding Corporation; Director, BancFirst Corporation

(1)	As of December 31, 2008.
(2)	“Interested person” of Dual Strategy Fund under Section 2(a)(19) of the Investment Company Act of 1940 due to position as officer of the Fund.
(3)

Officer and/or member of Dual Strategy Fund Board of Directors since the Fund’s establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund’s predecessor.

(4)

Pursuant to Dual Strategy Fund’s Bylaws and the General Corporation Law of Maryland, the Fund’s directors may serve without re-election until a majority of the Board’s members serve by appointment, or otherwise are not elected by the Fund’s shareholders.

MANAGEMENT’S DISCUSSION OF FUND RESULTS

2008 Results

What began in 2007 as some market softness, became a full scale market pull-back in 2008. While the uncertainties of the prior year were focused largely on the housing market – 2008 saw problems in almost every sector of the economy and stock market. Additionally, last year’s problems were thought to be more or less an American issue. However, 2008 revealed that those problems were international.

Total return for the S&P 500 (a very broad representation of the US stock market) was negative 37% – one of the worst years we have seen since the early part of the 20th Century. For large capitalization stocks, the pain was shared by both the value and growth styles – both down between approximately 36% and 38%. Among small cap stocks, growth stocks had similar pattern – although, small cap value was down only approximately 29%.

Amazingly enough, international stocks (excluding the United States) were down in the low 40% range – after having had superior returns for the last several years.

Despite the challenges to stocks and management styles, the Dual Strategy Fund continues the structure it began in 2006. There are still four equally-weighted, underlying managers of the Fund. The two growth managers continue to be Renaissance Investment Management, Inc. and Quest Investment Management. Similarly, the two value managers are still Todd Investment Advisors, Inc. and WEDGE Capital Management, LLP. This structure provides diversification for the Fund.

10-Year Results

The graph below compares the initial and subsequent account values at the end of each of the past ten years, assuming a $10,000 initial investment in the Fund on January 1, 1999 and also in the S&P 500 Index and the Russell 1000® Index. The Fund’s performance reflected in the graph and following table does not give effect to any charges at the separate account level. Performance would be lower if charges assessed by participating separate accounts were reflected. The S&P 500 Index and the Russell 1000® Index returns assume the reinvestment of dividends, but do not reflect commissions or administrative and management costs. Past performance does not predict future performance for the Fund or the indexes.

Average Annual Total Return as of 12/31/08

1 Year	5 Years	10 Years
-38.60%	-3.62%	-1.92%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 – December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$643.02	$2.04
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,025.14	$2.55

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.5041096 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of December 31, 2008.

Apparel and Accessory Stores	0.49%
Auto Dealers, Gas Stations	0.85%
Building Materials and Gardening Supplies	0.42%
Business Services	7.33%
Chemicals and Allied Products	13.05%
Coal Mining	0.17%
Communications	1.35%
Depository Institutions	2.89%
Durable Goods, Wholesale	0.22%
Eating and Drinking Places	2.92%
Educational Services	1.45%
Electric, Gas, and Sanitary Service	2.69%
Electronic and Other Electric Equipment	4.61%
Engineering, Accounting, Research, Mgmt and Relation Services	2.10%
Fabricated Metal Products	0.68%
Food and Kindred Products	4.80%
Food Stores	0.70%
Forestry	0.10%
Furniture and Fixtures	0.53%
General Merchandise	1.87%
Health Services	1.27%
Home Furniture and Equipment	1.11%
Industrial Machinery and Equipment	7.35%
Instruments and Related Products	3.82%
Insurance Carriers	5.46%
Leather and Leather Products	0.41%
Metal Mining	0.20%
Mining, Quarry, NonMetal Minerals	0.11%
Miscellaneous Manufacturing Industries	0.27%
Miscellaneous Retail	1.23%
Motion Pictures	0.48%
Motor Freight Transportation, Warehouse	0.22%
Nondepository Institutions	0.22%
Nondurable Goods-Wholesale	2.65%
Oil and Gas Extraction	4.54%
Paper and Allied Products	0.85%
Personal Services	0.67%
Petroleum Refining and Related Industries	5.61%
Primary Metal Industries	1.03%
Railroad Transportation	1.72%
Security and Commodity Brokers	1.40%
Transportation by Air	0.69%
Transportation Equipment	5.59%
Water Transportation	0.29%
Short-Term Investments	3.80%
Other assets and liabilities, net	(0.21%)

TOTAL	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF ADVISOR AGREEMENTS

Advisory Agreement

American Fidelity Assurance Company (“AFA”) serves as the Fund’s investment advisor pursuant to an Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) that initially was approved by the Fund’s Board of Directors, including a majority of the directors who are not “interested persons,” as defined in the Investment Company Act of 1940, on January 29, 2003 and was approved by Dual Strategy Fund’s shareholders on April 11, 2003. The Advisory Agreement will remain in effect from year to year, provided that it will not continue for more than two years unless such continuance is approved at least annually by the Fund’s Board of Directors, including a majority of the members of the Board of Directors who are not interested persons.

In approving the continuance of the Advisory Agreement, the Board considered (1) the nature, extent, and quality of the services to be provided by AFA, (2) the investment performance of the Fund and AFA, (3)  the advisory fees to be provided to AFA and any fees received by AFA’s affiliates that result from AFA’s relationship with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendation of its investment consultant, Asset Services Company (“ASC”), which recommendation was based, in part, on ASC’s review of comparative data regarding performance, services rendered and amounts payable under other investment advisory agreements, and the Board has concluded that the Advisory Agreement should be approved because the services provided by AFA generally were equal to or in excess of those provided by other investment advisors, while the fees paid by the Fund pursuant to the Advisory Agreement generally were lower than the fees paid by other funds to their investment advisors.

The Board also considered whether any other benefits are derived or are to be derived by AFA from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or AFA in return for allocating Fund brokerage, and the Board concluded that the Advisory Agreement should be approved because AFA is not deriving improper or excessive benefits as a result of its relationship with the Fund.

Nature, Extent, and Quality of Services Provided by American Fidelity Assurance Company

In approving the Advisory Agreement, the Board considered the services that AFA provides to the Fund pursuant to the Advisory Agreement, which include providing office space and equipment, supplies, etc.; compensating the Fund’s personnel, officers, and directors; providing (or arranging for a third party to provide) advice, information, and recommendations regarding acquiring, holding, or disposing of portfolio securities; assisting with preparing requisite reports, including prospectuses and registration statements; paying registration expenses, including legal and accounting fees; providing and maintaining a bond against larceny and embezzlement covering each officer and employee of the Fund who may have access to the Fund’s securities; providing (or arranging for a third party to provide) research and statistical information regarding portfolio securities that are held or may be purchased by the Fund, providing information regarding developments that may affect the portfolio securities; paying or reimbursing the Fund for costs and expenses incurred by the Fund in connection with the Fund’s indemnification of its directors; selecting (or arranging for a third party to select) brokers or dealers to execute purchase and sale transactions for the Fund, using its best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund.

Based on its evaluation of the services that AFA provides, the Board concluded that the nature and scope of AFA’s services are reasonable and satisfactory. Additionally, the Board believes that the quality of AFA’s services are reasonable and satisfactory and that AFA has adequate personnel and systems in place, as well as other resources, to assure the Board that AFA will continue to furnish high quality services to the Fund. Accordingly, the Board approved renewal of the Advisory Agreement.

Investment Performance of the Fund and American Fidelity Assurance Company

The Fund’s investment performance reflects on AFA indirectly only to the extent that AFA oversees the Fund’s sub-advisors, Quest Investment Management, Inc., The Renaissance Group, LLC, Todd Investment Advisors, Inc., and WEDGE Capital Management LLP (the “Sub-Advisors”). AFA assists the Fund’s Board in evaluating and assessing the Sub-Advisors based, in part, on the Fund’s investment performance, and the Board believes that AFA’s oversight of and assistance with matters relating to the Sub-Advisors has contributed in a positive manner to the Fund’s performance. AFA’s own investment performance is not relevant to the Board’s consideration of the Advisory Agreement because AFA has delegated its investment responsibilities to the Sub-Advisors and, as such, does not invest on behalf of the Fund.

Advisory Fees

Pursuant to the Advisory Agreement, AFA receives a fee, payable monthly, that is equal to 0.00136988% (0.50% on an annual basis) of the current value of the Fund for each day of the valuation period. AFA received $826,065 in 2008 in connection with services provided to the Fund pursuant to the Advisory Agreement. AFA’s affiliates, Asset Services Company, L.L.C. and InvesTrust, N.A., received $53,614 and $57,660, respectively, in 2008 in connection with services provided to the Fund. AFA pays Asset Services’ and InvesTrust’s fees on behalf of the Fund. Based on its evaluation of the advisory fees, the Board concluded that the fees that AFA and its affiliates receive as a result of AFA’s relationship with the Fund are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

The fee payable to AFA pursuant to the Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase. In its evaluation, the Board took into consideration the Fund’s inability to recognize economies of scale under the terms of the Advisory Agreement, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints.

Fee Levels and Economies of Scale

Because the Advisory Agreement does not establish breakpoints that permit the Fund to recognize economies of scale as the Fund’s assets increase, fee levels charged to the Fund’s investors do not reflect any economies of scale. The Board took this fact into consideration in its evaluation of the Advisory Agreement.

Sub-Advisory Agreements

Quest Investment Management, Inc. (“Quest”), The Renaissance Group, LLC (“Renaissance”), Todd Investment Advisors, Inc. (“Todd”), and WEDGE Capital Management LLP (“WEDGE”) currently serve as sub-advisors to the Fund pursuant to separate sub-advisory agreements (together, the “Sub-Advisory Agreements”). Todd has served as a sub-advisor to the Fund and its predecessor since 1995. Renaissance and WEDGE have served as sub-advisors to the Fund since 2005, and Quest has served as a sub-advisor since May 2006.

In approving the continuance of the Sub-Advisory Agreements, the Fund’s Board of Directors considered (1) the nature, extent and quality of services to be provided by the Sub-Advisors, (2) the investment performance of the Fund and the Sub-Advisors, (3) the fees paid to the Sub-Advisors and any fees received by affiliates of the Sub-Advisors as a result of the Sub-Advisors’ relationships with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect any economies of scale for the benefit of the Fund’s investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendations of its investment advisor, American Financial Assurance Company (“AFA”) and its investment consultant, Asset Services Company (“ASC”), which recommendations were based, in part, on AFA’s and ASC’s review of comparative data regarding performance, services rendered and amounts payable under other sub-advisory agreements. The Board concluded that the Sub-Advisory Agreements should be approved because the services provided by the Sub-Advisors generally are equal to or in excess of those provided by other sub-advisors, while the fees paid by AFA pursuant to the Sub-Advisory Agreements generally are lower than the fees paid to other sub-advisors.

The Board also considered whether any other benefits are derived or are to be derived by the Sub-Advisors from their relationships with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or the Sub-Advisors in return for allocating Fund brokerage, and the Board concluded that the Sub-Advisory Agreements should be approved because the Sub-Advisors are not deriving improper or excessive benefits as a result of their relationships with the Fund.

Nature, Extent, and Quality of Services Provided by the Sub-Advisors

The Board considered the services that each of the Sub-Advisors provide to the Fund pursuant to the Sub-Advisory Agreements, which include making decisions regarding acquisition, holding, or disposition of portfolio securities on behalf of the Fund; providing the Fund’s custodian and investment advisor prompt written notification of the purchase, sale, or exchange of portfolio securities; exercising voting rights on behalf of the Fund regarding the portfolio securities; providing 17j-1 certifications and other reports; selecting brokers or dealers to execute purchase and sale transactions for the Fund and using their best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund; and providing instructions to the Fund’s custodian regarding consummation of transactions in portfolio securities held by the Fund.

Based on its evaluation of the services that the Sub-Advisors provide, the Board concluded that the nature and scope of the Sub-Advisors’ services are reasonable and satisfactory. Further, the Board concluded that the quality of the Sub-Advisors’ services are reasonable and satisfactory, and that the Sub-Advisors have adequate personnel and systems in place, as well as other resources, to assure the Board that the Sub-Advisors will furnish high quality services to the Fund.

Investment Performance of the Sub-Advisors

The Board concluded that the investment performance of the Sub-Advisors supported a decision to approve each of the Sub-Advisory Agreements because the long-term results of each of the Sub-Advisors’ have been very good when compared with their appropriate style indices. Furthermore, the Sub-Advisors’ investment processes and personnel were consistent during the performance period presented to the Board.

Sub-Advisory Fees

The Fund’s investment advisor, American Fidelity Assurance Company (“AFA”), pays the Fund’s sub-advisory fees to the Sub-Advisors on behalf of the Fund. The Sub-Advisors’ fees are set forth in their respective Sub-Advisory Agreements. All fees are on an annual basis and are a percentage of the value of the Fund’s assets managed by each Sub-Advisor. Pursuant to their respective Sub-Advisory Agreements:

•	Quest receives 0.425% of the first $100,000,000 of the Fund’s assets under its management and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000;
•	Renaissance receives 0.48% of the value of the Fund’s assets under its management;
•	Todd receives 0.38% of the first $100,000,000 of the Fund’s assets under its management and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000; and
•

WEDGE receives 0.50% of the first $25,000,000 of the Fund’s assets under its management, 0.40% of the value of the Fund’s assets under its management between $25,000,000 and $100,000,000, and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000.

In 2008, AFA paid an aggregate of $691,076 to the Sub-Advisors. Of the sub-advisory fees paid in 2008, $161,499 was paid to Quest, $193,620 to Renaissance, $156,014 to Todd and $179,943 to WEDGE. Based on the Board’s evaluation of the fees payable pursuant to the Sub-Advisory Agreements and the services to be provided by the Sub-Advisors, the directors concluded that the fees payable to the Sub-Advisors are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

Although three of the Sub-Advisory Agreements include certain breakpoints, the Fund does not recognize economies of scale as the Fund’s assets under the Sub-Advisors’ management increase because the Fund’s investment advisor, AFA, pay the Sub-Advisors’ fees on behalf of the Fund. The fee that the Fund pays to AFA does not reflect any breakpoint in the fees that AFA pays the Sub-Advisors. In its evaluation, the Board considered this inability to recognize economies of scales, but concluded that the over-all fees are reasonable and satisfactory as they currently exist.

Fee Levels and Economies of Scale

Despite certain breakpoints in the Sub-Advisory Agreements that enable AFA to recognize economies of scale as the Fund’s assets under the Sub-Advisors’ management increase, fee levels charged to the Fund’s investors do not reflect any economies of scale. The Board considered this fact in its evaluation of the Sub-Advisors and the sub-advisory agreements.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER
American Fidelity	Executive Vice-President and Treasurer
Dual Strategy Fund, Inc.	American Fidelity Assurance Company

JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation

GREGORY M. LOVE
President and Chief Operating Officer
Love’s Development Companies

MARK. H. MCCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC

G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation

Safekeeping of Securities	InvesTrust, N.A.
Oklahoma City, Oklahoma
Independent Registered	KPMG LLP
Public Accounting Firm	Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
Todd Investment Advisors, Inc.
Louisville, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	LYNDA L. CAMERON
American Fidelity	President
Assurance Company	Cameron Equestrian Center, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Assurance Company
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Assurance Company
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
DAVID R. LOPEZ
President
American Fidelity Foundation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
GALEN P. ROBBINS, M.D.
Physician
Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1.800.662.1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1.800.662.1106

GVA-276	Information Published 2/2009

Item 2:	Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal account officer or controller, and persons performing similar functions. A copy of the code of ethics, as adopted, is attached as Exhibit (a)(1).

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that the registrant does not have an Audit Committee Financial Expert serving on its audit committee. The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant’s level of financial complexity.

Item 4:	Principal Accountant Fees and Services

The following table details the aggregate fees billed for each of the last two fiscal years for the registrant’s audit fees, audit-related fees, tax fees and other fees by the principal accountant. All such fees of the registrant are paid by the registrant’s investment advisor, American Fidelity Assurance Company.

Service Fees Paid to Audit Firm

	2008	2007	Percentage Approved*
	Dollar Amount	Dollar Amount	2007	2006
(a) Audit Fees	$33,000	$24,500	N/A	N/A
(b) Audit-Related Fees	0	0	0	0
(c) Tax Fees	0	0	0	0
(d) All Other Fees	0	0	0	0
Total	$33,000	$24,500	$0	$0

	*This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e) Audit Committee Pre-approval Policies and Procedures

(1) Approval is required of all audit and significant permitted non-audit engagements of KPMG prior to the commencement of such engagement. The registrant’s audit committee annually approves the engagement of the registrant’s auditor and makes a recommendation to the board of directors that the directors approve the auditor at a board of directors meeting held in the first part of each calendar year.

(2) No services described in (b) through (d) of this Item were performed; accordingly, no approvals were made by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Percentage of Hours on Audit Performed by Non Full-time Employees

0%

(g) Non-audit Fees for Services Rendered

For the years ended December 31, 2008 and December 31, 2007, no non-audit fees were billed by KPMG to the registrant, its investment advisor or any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant.

(h) Audit Committee Consideration of Non-audit Services

The registrant’s audit committee has considered whether the provision of non-audit services (if any) that were rendered to the registrant’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5:	Audit Committee of Listed Registrants
Not Applicable.
Item 6:	Schedule of Investments
Included in Item 1: Annual Report to Shareholders.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 11:	Controls and Procedures

Based on their evaluation of the Fund’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30A-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
(a)(1)	Code of Ethics for Senior Officers, effective January 1, 2008.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not Applicable to Registrant
(b)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/David R. Carpenter
Name:	David R. Carpenter
Title:	President
Date:	February 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer
Date:	February 17, 2009

/s/Robert D. Brearton
Name:	Robert D. Brearton
Title:	Executive Vice President and Principal Financial Officer
Date:	February 17, 2009

Exhibit (a)(1)

Amended and Restated

American Fidelity Dual Strategy Fund, Inc.

Code of Ethics for Senior Officers

(Effective January 1, 2008)

American Fidelity Dual Strategy Fund, Inc. (the “Fund”) has long maintained a policy of honest and ethical behavior. This Amended and Restated Code of Ethics for Senior Officers (the “Senior Officers’ Code of Ethics”) further ensures that the Fund’s Senior Officers (as defined below) will uphold this policy, requiring them to conduct themselves in a manner that is consistent with the ethical and professional standards set forth herein.

The Senior Officers’ Code of Ethics furthers the Fund’s objective of placing the interests of the Fund’s shareholders first, ensuring that the Senior Officers’ personal securities transactions will be conducted in a manner that avoids an actual or apparent conflict of interest or any abuse of authority or position. Persons covered by the Senior Officers’ Code of Ethics must adhere to these general principles and comply with the Code of Ethics’ specific provisions.

I.	Persons Subject to the Code

This Senior Officers’ Code of Ethics applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, as well as any other persons performing similar functions for the Fund (collectively the “Senior Officers”). The Fund’s Senior Officers are identified on Exhibit A, as it may be amended from time to time.

II.	Basic Standards of Ethics

Senior Officers shall observe the highest standards of ethical conduct. In performing their duties, the Fund’s Senior Officers shall protect and foster the interests of the Fund’s shareholders through fair dealings, complete honesty and full disclosure in all matters relating to the business. Senior Officers shall render high standards of service, act in good faith, responsibly, with due care, competence and diligence, and without misrepresenting material facts or allowing their independent judgment to be compromised. Senior Officers shall maintain the highest standards of integrity, both in and outside of the workplace.

Senior Officers shall operate and manage the Fund and its portfolio of securities in the interest of all shareholders, and not in the interest of themselves, any sponsors, directors, brokers or other market intermediaries. Senior Officers shall manage the Fund in accordance with the Fund’s fundamental objectives and investment policies and make investment decisions solely in the interest of the shareholders.

III.	Compliance with Applicable Laws, Rules and Regulations

Senior Officers shall at all times ensure full compliance with all applicable federal, state and local laws, and the rules and regulations of any private and public regulatory agencies. If any question exists relative to full compliance, the Senior Officer should seek guidance from the Fund’s Chief Compliance Officer and/or the Fund’s legal counsel. Senior Officers must not only comply with the applicable laws, rules and regulations, they must also promote a culture of high ethical standards and commitment to compliance, maintaining a work environment that encourages employees to raise concerns and promptly address those concerns.

IV.	Conflicts of Interest

In order to maintain the highest degree of integrity and objectivity in the management of the Fund and the Senior Officers’ independent judgment, Senior Officers must avoid any activity or personal interest that creates or appears to create a conflict between the interest of the Fund and the personal interest of the Senior Officer.

Certain conflicts of interest potentially can arise out of the relationships between Senior Officers and the Fund, and these relationships subject the Senior Officers to conflict of interest provisions that are beyond the scope of the Senior Officers’ Code of Ethics. For example, Senior Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Certain procedures and compliance policies, such as the 17j-1 Code of Ethics of the Fund and the 204A-1 Code of Ethics of the Fund’s investment advisor, American Fidelity Assurance Company (“AFA”), are designed to prevent, or identify and correct, violations of these provisions. This Senior Officers’ Code of Ethics does not, and is not intended to, repeat or replace these procedures and policies, and such conflicts fall outside the parameters of this Code of Ethics.

This Senior Officers’ Code of Ethics recognizes that the Senior Officers, some or all of whom may also be officers or employees of AFA, in the normal course of their duties (whether formally for the Fund, AFA or both), will be involved in establishing policies and implementing decisions that will have different effects on the Fund and AFA. The participation of the Senior Officers in such activities is inherent in the contractual relationship between the Fund and AFA and is consistent with the Senior Officers performing their duties as officers of the Fund. To the extent that these activities are conducted in a manner that is consistent with this Code of Ethics and that is in conformity with the provisions of the Investment Company Act of 1940 and the Investment Advisors Act, the activities will be deemed to have been conducted appropriately.

An actual or apparent conflict of interest occurs when a Senior Officer’s independent business judgment can be affected in any way by his or her personal interest, financial or otherwise. Examples of an actual or apparent conflict of interest include, but are not limited to, situations in which a Senior Officer or a member of the Senior Officer’s family:

•

Uses his or her personal influence or personal relationships to influence investment decisions or financial reporting by the Fund, whereby the Senior Officer would benefit personally to the detriment of the Fund;

•	Causes the Fund to take action, or fail to take action, for the individual personal benefit of the Senior Officer, rather than the benefit of the Fund;
•	Participates in any business arrangement or investment that the Senior Officer learned through his or her position with the Fund;
•	Receives improper personal benefits as a result of the Senior Officer’s position with the Fund;
•

Receives from a company with which the Fund has current or prospective business dealings (1) any gifts, during one calendar year, that are valued at more than $100, or (2) entertainment that is not reasonable in cost and appropriate as to time and place, or is so frequent as to raise any question of impropriety; or

•

Has a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Senior Officer’s employment, such as compensation or equity ownership.

Senior Officers should manage the Fund in an honest and ethical manner, and never act in a manner that could cause them to lose their independence and objectivity. Before Senior Officers may make any investment, accept any position or benefit, or participate in any transaction or business arrangement that creates or appears to create a conflict of interest, Senior Officers must obtain the written approval of the Fund’s Chief Compliance Officer. Any transaction with even a hint of impropriety must be submitted to the Chief Compliance Officer. In the event that the Chief Compliance Officer has a conflict of interest, the matter shall be submitted to the Chairman of the Fund’s Board of Directors for review and approval.

V.	Prohibited Activities

Senior Officers shall not engage in any of the following:

•

Any act, practice or course of business in connection with the purchase or sale, directly or indirectly, of any security held or to be acquired by the Fund, or in the purchase, sale and redemption of shares of the Fund, which is fraudulent, deceptive or manipulative.

•

Buying or selling securities ahead of transactions of the Fund, when the Senior Officer has access to information about the transaction that is not public and that is material to making an investment decision, so as to derive unfair advantage.

•	Self-dealing in which the Senior Officer uses his or her position to engage in transactions with the Fund by which Senior Officers may benefit unfairly at the expense of the Fund and its shareholders.
VI.	Disclosures

The Fund is required to file various periodic reports with the Securities and Exchange Commission (“SEC”). It is the Fund’s policy to make full, fair, accurate, timely and understandable disclosures to the SEC and the public in compliance with all applicable laws, rules and regulations. Among other things, a Senior Officer should:

•	Familiarize himself or herself with the disclosure requirements generally applicable to the Fund.
•

Avoid knowingly misrepresenting, or causing others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Board, auditors, governmental regulators or self-regulatory organizations.

•

Consult with other officers and employees of the Fund and AFA, to the extent appropriate within his or her area of responsibility, with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Fund files with, or submits to, the SEC and in other public communications made by the Fund.

•	Promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
VII.	Confidentiality

Senior Officers may use confidential and proprietary information for business purposes only. Senior Officers shall not use confidential information acquired in the course of performing their duties for personal advantage. Senior Officers shall not disclose confidential or proprietary information to individuals (including other employees) who do not have a business need to know the information, nor shall they assist anyone in gaining unauthorized access to confidential information.

VIII.	Violations of the Code

Should a Senior Officer observe or suspect any violations of this Code of Ethics, applicable laws or regulations, the Senior Officer shall immediately report the violation to the Fund’s Chief Compliance Officer. Failure to report any such violation is itself a violation of the Senior Officers’ Code of Ethics. If a Senior Officer has any question about whether a particular act or omission violates the Code of Ethics, the Senior Officer should seek guidance from the Fund’s Chief Compliance. In the event that a matter arises that involves or affects the Chief Compliance Officer, the matter shall be reported to the Chairman of the Fund’s Board of Directors.

Violation of the Senior Officers’ Code of Ethics may result in civil or criminal liability, or both, under the federal securities laws. In addition, any transaction that is considered to have been improper, or that appears improper in light of subsequent developments even though proper when made, is subject to reversal. Senior Officers’ compliance with this Code of Ethics is a condition of their employment, and violation of the Code of Ethics may be cause for termination of employment.

Senior Officers should take the time to carefully read this Code of Ethics and should direct any questions they may have to the Chief Compliance Officer. Senior Officers must return a signed copy of the Code of Ethics to the designated recipient as indicated on the signature page, and should retain a copy for their records.

IX.	Waivers of and Amendments to the Code

The Fund will waive application of the policies and procedures set forth in this Code of Ethics only when circumstances warrant granting of a waiver, and then only in conjunction with any appropriate monitoring of the particular situation. Waivers of the Code of Ethics may be made only by the Fund’s Chief Compliance Officer and shall be disclosed as required by Form N-CSR. In the event that a matter arises that involves or affects the Chief Compliance Officer, the matter shall be submitted to the Chairman of the Fund’s Board of Directors for review and approval.

The Board of Directors must approve amendments to the Senior Officers’ Code of Ethics that are substantive and material in nature. Amendments that are not substantive and material may be approved by agreement of the Chief Compliance Officer and the Chairman of the Board of Directors.

X.	No Rights Created

This Code of Ethics is a statement of the fundamental principles and key policies and procedures that govern the Fund’s Senior Officers in the management of the Fund. It is not intended and does not constitute an employment contract or assurances of continued employment, and does not create any rights in Senior Officers.

XI.	Certification of Compliance with the Code

Senior Officers shall be asked to certify, on an annual basis, that they have read and understand the Senior Officers’ Code of Ethics, and that they recognize that they are subject to its requirements. The Fund will require Senior Officers to certify annually that they have complied with the requirements of the Code of Ethics and that they have disclosed or reported all violations of the Code of Ethics and other relevant and material information that is required to be disclosed or reported pursuant to the Code of Ethics.

ACKNOWLEDGMENT

I certify that I have read and understand the Fund’s Code of Ethics for Senior Officers, and I recognize that I am subject to the Code. I have complied, and will comply, in all respects, with the Code’s requirements and will generally conduct the business of the Fund in an honest and ethical manner.

_________________________________________

(signature)

_________________________________________

(print name)

_________________________________________

(date)

Please return one executed copy of the Senior Officers’ Code of Ethics to the Fund’s Chief Compliance Officer, Stephen P. Garrett. Please retain the additional copy for your reference.

[Exhibit A to Amended and Restated Code of Ethics for Senior Officers]

Senior Officers Subject to Code of Ethics

As of January 1, 2008

David R. Carpenter: Chairman of the Board, President, Principal Executive Officer, and Secretary

Robert D. Brearton: Executive Vice President and Principal Financial Officer

Stephen P. Garrett: Chief Compliance Officer and General Counsel

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

e)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

f)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 17, 2009	By:	/s/David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 17, 2009	By:	/s/Robert D. Brearton
Name: Robert D. Brearton
Title:	Executive Vice President &
Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended December 31, 2008, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.         The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.         The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated: February 17, 2009
/s/David R. Carpenter
Name: David R. Carpenter
Title:	President & Principal Executive Officer
/s/Robert D. Brearton
Name: Robert D. Brearton
Title:	Executive Vice President & Principal Financial Officer